MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Securities
Schedule of marketable securities

	2021	2020
Investments
Current
Bank deposit certificates (CDBs) (1)	101	545
Financial Notes (LFs) — Banks (2)	1,417	2,074
Treasury Financial Notes (LFTs) (3)	178	731
Others	28	10
	1,724	3,360
Non-current
Financial Notes (LFs) — Banks (2)	348	730
Debentures (4)	5	25
Others	1	10
	354	765
	2,078	4,125

(1)	Bank Deposit Certificates (CBDs), accrued interest at 107.24% of the CDI Rate (Interbank deposit rates) published by the Custody and Settlement Chamber (Cetip) in 2021 (106% to 110% in 2020).
(2)	Bank Financial Notes (Letras Financeiras, or LFs) are fixed-rate fixed-income securities, issued by banks and that accrued interest a percentage of the CDI rate published by Cetip. The LFs had remuneration rates varying between 105% and 130% of the CDI rate in 2021 (99.5% and 130% in 2020).
(3)	Treasury Financial Notes (LFTs) are fixed-rate securities, their yield follows the daily changes in the Selic rate between the date of purchase and the date of maturity. The LFTs had remuneration rates varying between 9.12% and 9.50% in 2021 (1.86% and 1.90% in 2020).
(4)	Debentures are medium and long term debt securities, which give their holders a right of credit against the issuing company. The debentures have remuneration varying from TR+1% to 109% of the CDI Rate in 2021 (TR+1% to 109% of CDI in 2020).